Contingencies And Other Risks	12 Months Ended
Dec. 31, 2015
Loss Contingency [Abstract]
Contingencies Disclosure and Other Risks [Text Block]
Contingencies and Other Risks
In the normal course of business, we enter into transactions that expose us to varying degrees of risk.
Concentration with GM and Chrysler
While we are continuing to diversify our business, General Motors Company (GM) and Fiat Chrysler Automobiles US LLC (Chrysler) dealers and their retail customers continue to compose a significant portion of our customer base. It is possible that GM or Chrysler could take actions that negatively impact the amount of business we do with GM and Chrysler dealers and their customers. Further, a significant adverse change in GM’s or Chrysler’s business, including, for example, the production or sale of GM or Chrysler vehicles, the quality or resale value of GM or Chrysler vehicles, GM’s or Chrysler’s relationships with its key suppliers, or vehicle recalls, could negatively impact our GM and Chrysler dealer and retail customer bases. Any future reductions in GM and Chrysler business that we are not able to offset could adversely affect our profitability and financial condition. We were previously party to agreements with each of GM and Chrysler that provided for certain exclusivity privileges related to subvention programs that they offered. Our agreement with Chrysler expired in April 2013. In addition, our agreement with GM expired effective February 28, 2014. These agreements provided Ally with certain preferred provider benefits, including limiting the use of other financing providers by GM and Chrysler for their incentive programs. During 2015, GM determined to provide subvention programs exclusively through a wholly-owned subsidiary.
Legal Proceedings
We are or may be subject to potential liability under various governmental proceedings, claims, and legal actions that are pending or otherwise asserted against us. We are named as defendants in a number of legal actions, and we are involved in governmental proceedings arising in connection with our respective businesses. Some of the pending actions purport to be class actions, and certain legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. We establish reserves for legal claims when payments associated with the claims become probable and the payments can be reasonably estimated. Given the inherent difficulty of predicting the outcome of litigation and regulatory matters, it is generally very difficult to predict what the eventual outcome will be, and when the matter will be resolved. The actual costs of resolving legal claims may be higher or lower than any amounts reserved for the claims.
On the basis of information currently available, advice of counsel, available insurance coverage, and established reserves, it is the opinion of management that the eventual outcome of the current actions against us will not have a material adverse effect on our consolidated financial condition, results of operations, or cash flows. However, it is possible that the ultimate resolution of legal matters, if unfavorable, may be material to our consolidated financial condition, results of operations, or cash flows in a particular period.
Regulatory Matters
Ally and its subsidiaries, including Ally Bank, are or may become involved from time to time in formal and informal reviews, investigations, examinations, proceedings, and information-gathering requests by federal and state government and self-regulatory agencies, including, among others, the DOJ, Securities and Exchange Commission (SEC), CFPB, the FRB, the FDIC, the Utah Department of Financial Institutions, and the Federal Trade Commission regarding their respective operations.
Mortgage Matters
We have received subpoenas from the DOJ that include a broad request for documentation and other information relating to residential mortgage-backed securities issued by our former mortgage subsidiary, Residential Capital, LLC and its subsidiaries (ResCap RMBS). In connection with these requests, the DOJ is investigating potential fraud and other potential legal claims related to ResCap RMBS, including its investigation of potential claims under the Financial Institutions Reform, Recovery, and Enforcement Act of 1989. The DOJ is also investigating potential claims under the False Claims Act (FCA) related to representations made by us in connection with investments in Ally made by the United States Department of the Treasury pursuant to the Troubled Asset Relief Program in 2008 and 2009 regarding certain claims against Residential Capital, LLC or its subsidiaries at that time. We continue to engage in discussions with the DOJ with respect to legal and factual aspects of their investigations and potential claims. As previously disclosed, at the request of the DOJ, we entered into an agreement to voluntarily extend the statutes of limitations related to potential FCA claims. This agreement expired at the end of January 2016.
We have separately received subpoenas and document requests from the SEC that include information covering a wide range of mortgage-related matters.
These matters could result in material adverse consequences including, without limitation, adverse judgments, significant settlements, fines, penalties, injunctions, or other actions.
Automotive Subprime Matters
In October 2014, we received a document request from the SEC in connection with its investigation related to subprime automotive finance and related securitization activities. Separately, in December 2014, we received a subpoena from the DOJ requesting similar information. In May 2015, we received an information request from the New York Department of Financial Services requesting similar information. We have cooperated with each of these agencies with respect to these matters. These matters could result in material adverse consequences including, without limitation, adverse judgments, significant settlements, fines, penalties, injunctions, or other actions.
CFPB
In December 2013, Ally Financial Inc. and Ally Bank entered into Consent Orders issued by the CFPB and the DOJ pertaining to the allegation of disparate impact in the automotive finance business. The Consent Orders require Ally to create a compliance plan addressing, at a minimum, the communication of Ally’s expectations of Equal Credit Opportunity Act compliance to dealers, maintenance of Ally’s existing limits on dealer finance income for contracts acquired by Ally, and monitoring for potential discrimination both at the dealer level and within our portfolio of contracts acquired across all dealers. Ally formed a compliance committee consisting of certain Ally and Ally Bank directors to oversee Ally’s execution of the Consent Orders’ terms. Ally is required to meet certain stipulations under the Consent Orders, including a requirement to make monetary payments when ongoing remediation targets are not attained. These matters could result in material adverse consequences including, without limitation, adverse judgments, significant settlements, fines, penalties, injunctions, or other actions.
Other Contingencies
We are subject to potential liability under various other exposures including tax, nonrecourse loans, self-insurance, and other miscellaneous contingencies. We establish reserves for these contingencies when the loss becomes probable and the amount can be reasonably estimated. The actual costs of resolving these items may be substantially higher or lower than the amounts reserved for any one item. Based on information currently available, it is the opinion of management that the eventual outcome of these items will not have a material adverse impact on our results of operations, financial position, or cash flows.